COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Changes in Accruals Related to Arai Factory Cessation
Details	Asset disposal accrual	Other Restructuring costs accrual
Accrued balance as of January 1, 2023	$1,963	$7,635
Expenses accrued	-	19,662
Accruals related to assets	(1,741)	(7,318)
Cash payments	(222)	(17,852)
Accrued balance as of December 31, 2023	$-	$2,127
Cash payments	-	(2,127)
Accrued balance as of December 31, 2024	$-	$-